INVENTORY (Tables)	9 Months Ended
Sep. 30, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The components of inventories were as follows:
	December	Sept
(In thousands of U.S. dollars)	31, 2013	30, 2014

Raw materials	1,715	2,197
Finished goods	2,047	4,276

Inventories, net	3,762	6,473